Related Party Transactions - Receivable from (Payable to) Related Parties (Details) $ in Thousands, capsule in Millions	12 Months Ended
	Jun. 30, 2020 CAD ($) capsule	Jun. 30, 2019 CAD ($)
Disclosure of transactions between related parties [line items]
Amounts receivable from (payable to) related parties	$ 1,877	$ 0
Loan receivable from joint venture
Disclosure of transactions between related parties [line items]
Loan receivable from investments in associates	$ 3,242	0
Interest rate on related party loan receivable	5.00%
Annual repayment basis on related party loan receivable, percentage of borrower EBITDA	50.00%
Amounts receivable, maturity period	10 years
Production costs with investments in associates
Disclosure of transactions between related parties [line items]
Production costs with investments in associates	$ (1,365)	$ 0
Current purchase commitments (in number of capsules) | capsule	42.7
Remaining annual purchase commitments (in number of capsules) | capsule	20.0
Royalty commitment as a percentage of gross sales	5.00%
Claim regarding performance of purchase agreement | Production costs with investments in associates
Disclosure of transactions between related parties [line items]
Purchase commitment	$ 900